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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  |X|; Amendment Number: 1

This Amendment (Check only one):
                         |X| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:    ALPS Advisers, Inc.
   Address: 1290 Broadway, Suite 1100
            Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson        Denver, Colorado   December 3, 2007
---------------------------   ----------------   ----------------
[Signature]                     [City, State]          [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER          NAME
---------------------------   --------------------------------------------------
28-01127                      Chase Investment Counsel Corp.
28-05690                      Matrix Asset Advisors, Inc.
28-04871                      Blair William & Co.
28-06683                      TCW Investment Management Co.
28-03579                      Schneider Capital Management Corp.
28-04129                      M.A. Weatherbie and Co., Inc.
28-03791                      Pzena Investment Management

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 2852
                                        (thousands)
List of Other Included Managers:

No. Form 13F File Number Name

NONE

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Form 13(F) Information Table

                                                                 SHARES
                             TITLE OF                            OR PRN                  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   VALUE (X$1,000)  AMOUNT                  DISCRETION MANAGERS   SOLE SHARED NONE
COLUMN 1                     COLUMN 2  COLUMN 3     COLUMN 4    COLUMN 5 SH/PRN PUT/CALL  COLUMN 6  COLUMN 7 COLUMN 8
iShares S&P 500 Index        ETF      464287200    $1,075.00      6931                                         6931
iShares Lehamn Agg Bond      ETF      464287226    $  470.00      4673                                         4673
iShares Leham 1-3 YR TRS Bnd ETF      464287457    $  359.00      4417                                         4417
iShares MSCI EAFE Index      ETF      464287465    $  426.00      4944                                         4944
Vanguard Emerging Market ETF ETF      922042858    $   87.00       742                                          742
Vanguard REIT ETF            ETF      922908553    $   84.00      1164                                         1164
Vanguard Small Cap           ETF      922908751    $  185.00      2499                                         2499
iShares Lehman US TIPS       ETF      464287176    $  166.00      1613                                         1613
                                                   $2,852.00                                                  26983